Acquisitions Dispositions and Discontinued Operations (Details) (USD $) In Millions, except Share data				3 Months Ended
	Jun. 30, 2010 Utility Operations [Member] AEP Texas North Co [Member]	Jun. 30, 2010 Utility Operations [Member] AEP Texas Central Co [Member]	Dec. 31, 2010 Southwestern Electric Power Co [Member] Utility Operations [Member]	Jun. 30, 2010 All Other [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost To Purchase Transmission And Distribution Assets of VEMCO			$ 102
Transmission facilities sold to ETT	71	64
Number of ICE Shares Sold				138,000
Gain Recognized on Sale of ICE Shares				16
Gain Recognized on Sale of ICE Shares, Net of Tax				$ 10